Advances to suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Supplies [Roll Forward]
Beginning balance	$ 14,034,379	$ 5,868,486
Increased during the year	40,398,618	30,753,022
Less: utilized during the year	(31,303,861)	(22,366,650)
Less: allowance for doubtful accounts	(723,655)	0
Exchange rate difference	966,371	(220,479)
Ending balance	$ 23,371,852	$ 14,034,379